UIV-Q3

Quarterly Report
April 30, 2026
MFS®  Intrinsic Value Fund

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Alcoholic Beverages – 0.5%
Diageo PLC	716	$14,393
Pernod Ricard S.A.	123	9,072
		$23,465
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp.	1,274	$116,749
Northern Trust Corp.	309	51,399
		$168,148
Business Services – 3.1%
Accenture PLC, “A”	171	$30,559
Morningstar, Inc.	130	21,932
TransUnion	750	53,250
Verisk Analytics, Inc., “A”	230	42,433
		$148,174
Chemicals – 1.7%
Corteva, Inc.	728	$58,975
RPM International, Inc.	187	19,054
		$78,029
Construction – 8.2%
Allegion PLC	401	$55,129
CRH PLC	712	84,315
Ferguson Enterprises, Inc.	239	63,983
Martin Marietta Materials, Inc.	74	45,811
Simpson Manufacturing Co., Inc.	263	50,162
Vulcan Materials Co.	198	59,745
Watsco, Inc.	56	24,519
		$383,664
Consumer Products – 5.5%
Colgate-Palmolive Co.	1,381	$117,882
Haleon PLC	13,746	63,414
International Flavors & Fragrances, Inc.	1,068	74,974
		$256,270
Diversified Financial Services – 4.4%
CME Group, Inc.	375	$107,933
Moody's Corp.	125	57,731
S&P Global, Inc.	91	39,242
		$204,906
Electrical Equipment – 2.5%
Emerson Electric Co.	389	$54,631
Hubbell, Inc.	123	62,505
		$117,136
Energy - Independent – 3.0%
ConocoPhillips	623	$78,361
TotalEnergies SE	660	61,419
		$139,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 3.3%
Bank of America Corp.	1,820	$97,297
Wells Fargo & Co.	699	57,479
		$154,776
Insurance – 4.3%
Aon PLC	255	$79,471
Marsh & McLennan Cos., Inc.	326	54,673
Willis Towers Watson PLC	269	68,918
		$203,062
Machinery & Tools – 5.9%
Graco, Inc.	202	$16,214
IDEX Corp.	121	26,360
Ingersoll Rand, Inc.	195	15,573
MSA Safety, Inc.	248	41,265
Nordson Corp.	203	58,555
Wabtec Corp.	156	42,103
Watts Water Technologies, “A”	252	75,640
		$275,710
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	192	$22,719
Solventum Corp. (a)	697	46,950
		$69,669
Medical Equipment – 11.1%
Abbott Laboratories	763	$69,273
Agilent Technologies, Inc.	661	76,378
Becton, Dickinson and Co.	590	87,934
Bio-Rad Laboratories, Inc., “A” (a)	162	45,379
Bio-Techne Corp.	1,179	65,222
Danaher Corp.	166	29,706
STERIS PLC	291	63,112
Waters Corp. (a)	274	84,729
		$521,733
Metals & Mining – 9.4%
Agnico Eagle Mines Ltd.	252	$47,387
Franco-Nevada Corp.	522	120,429
Royal Gold, Inc.	342	79,816
Teck Resources Ltd.	958	55,928
Wheaton Precious Metals Corp.	1,067	134,778
		$438,338
Non-Global Systemically Important Banks – 2.0%
AIB Group PLC	4,358	$49,620
Resona Holdings, Inc.	3,400	42,449
		$92,069
Pharmaceuticals & Biotechnology – 0.8%
Zoetis, Inc.	315	$36,216
Real Estate – 1.1%
CBRE Group, Inc., “A” (a)	366	$52,239

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 7.5%
Amazon.com, Inc. (a)	1,059	$280,698
BJ's Wholesale Club Holdings, Inc. (a)	755	70,887
		$351,585
Semiconductor & Electronic Components – 7.0%
Analog Devices, Inc.	278	$111,829
Applied Materials, Inc.	33	13,018
KLA Corp.	26	45,509
Lam Research Corp.	56	14,440
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	364	144,166
		$328,962
Software – 9.9%
Autodesk, Inc. (a)	251	$59,487
Cadence Design Systems, Inc. (a)	155	51,086
Microsoft Corp.	700	285,446
Pegasystems, Inc.	529	19,335
PTC, Inc. (a)	171	23,307
Synopsys, Inc. (a)	53	25,578
		$464,239
Transportation & Logistics – 1.6%
Canadian Pacific Kansas City Ltd.	425	$36,958
Union Pacific Corp.	138	37,188
		$74,146
Travel, Gaming, & Lodging – 0.4%
Flutter Entertainment PLC (a)	176	$18,996
Total Common Stocks		$4,601,312
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.7% (v)	110,514	$110,525

Other Assets, Less Liabilities – (0.7)%		(32,125)
Net Assets – 100.0%		$4,679,712

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $110,525 and
$4,601,312, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,821,299	$—	$—	$3,821,299
Canada	395,480	—	—	395,480
Taiwan	144,166	—	—	144,166
United Kingdom	—	77,807	—	77,807
France	70,491	—	—	70,491
Ireland	—	49,620	—	49,620
Japan	—	42,449	—	42,449
Investment Companies	110,525	—	—	110,525
Total	$4,541,961	$169,876	$—	$4,711,837
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,033	$668,989	$615,472	$(34)	$9	$110,525

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,172	$—